Segment and geographic information - Geographic information (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Income tax expense
Non-current assets	€ 425,640	€ 251,644
Germany
Income tax expense
Non-current assets	237,880	€ 251,644
Italy
Income tax expense
Non-current assets	80,185
United Kingdom
Income tax expense
Non-current assets	60,701
United States
Income tax expense
Non-current assets	41,256
Other
Income tax expense
Non-current assets	€ 5,618